Workers Compensation (Tables)	12 Months Ended
Aug. 31, 2019
Workers Compensation (Tables)
Summarizes of workers' compensation deposit

	Everest Program	SUNZ Program	Total
Workers’ Comp Deposit at August 31, 2017	$2,335,000	-	$2,335,000
Premiums paid	(819,000)	-	(819,000)
Paid in deposits	-	2,386,000	2,386,000
Claim losses	-	(28,000)	(28,000)
Workers’ Comp Deposit at August 31, 2018	$1,516,000	2,358,000	$3,874,000
Premiums paid	(144,000)	-	(144,000)
Paid in deposits	-	7,730,000	7,730,000
Claim losses	(149,000)	(1,850,000)	(1,999,000)
Deposit refund	(1,223,000)	-	(1,223,000)
Workers’ Comp Deposit at August 31, 2019	$-	8,238,000	$8,238,000
Less Current Amount	-	(1,957,000)	(1,957,000)
Long Term Balance at August 31, 2019	$-	6,281,000	$6,281,000

Summarizes the accrued workers' compensation liability

	Everest Program	SUNZ Program	Total
Workers’ Comp Liability at August 31, 2017	-	-	-
Claim loss development	$572,000	662,000	$1,234,000
Paid in losses	-	(28,000)	(28,000)
Workers’ Comp Liability at August 31, 2018	$572,000	634,000	$1,206,000
Claim loss development	-	7,129,000	7,129,000
Paid in losses	(149,000)	(1,850,000)	(1,999,000)
Workers’ Comp Liability at August 31, 2019	$423,000	5,913,000	$6,336,000
Less Current Amount	(159,000)	(1,798,000)	(1,957,000)
Long Term Balance at August 31, 2019	$264,000	4,115,000	$4,379,000